Equity Incentive Plan (Tables)	9 Months Ended
Sep. 30, 2025
Equity Incentive Plan [Abstract]
Schedule of Stock Options

Stock option activity for the nine months ended September 30, 2025 is as follows:

	Shares	Weighted-Average Exercise Price	Weighted- Average Remaining Contractual Life (in years)
Options outstanding as of December 31, 2024	2,032,521	$0.1151	6.22
Options granted	-	-	-
Options exercised	-	-	-
Options cancelled	(170,715)	0.1759	n/a
Options outstanding as of September 30, 2025	1,861,806	0.1095	5.91
Total vested as of September 30, 2025	1,797,840	$0.1008	6.08